Income Tax Expense	12 Months Ended
Dec. 31, 2023
Income Tax (Income)/ Expense [Abstract]
INCOME TAX EXPENSE
15.	INCOME TAX EXPENSE

	Year ended December 31,
	2023	2022	2021
PRC enterprises income tax:
Current tax	-	621	5,495
Deferred tax	-	-	-
	-	621	5,495

Jin Xuan Luxury Tourism, Flower Crown China and Heyang Travel are located in PRC and subject to the applicable enterprise income tax rate of 25%.

KBS Fashion Group Limited was incorporated in the Marshall Island, and, under the current laws of the Marshall Island, is not subject to income taxes.

Flower Crown Holding was incorporated in the Cayman Islands, and, under the current laws of the Cayman Islands, is not subject to income taxes.

The tax charge for the Company can be divided into non-PRC entities and PRC entities. As for the non-PRC entities, all the entities are expense center and not subject to any tax and also no deferred tax assets are considered. The accumulated loss for the non-PRC as of December 31, 2023 is $72,869,438. PRC entities are operating entities and may be subject to income tax and deferred tax are considered. In 2022, menswear business was disposed and the temporary difference was reversed accordingly.

The following is the analysis of the deferred tax balances for financial reporting purposes:

	2023		2022		2021
	Temporary difference	Deferred tax assets	Temporary difference	Deferred tax assets	Temporary difference	Deferred tax assets
Beginning of the year	4,386,623	-	78,622,365	-	63,509,644	16,960,839
Bad Debt provisions charged to profit or loss	-	-	-	-	6,064,120	1,516,030
Inventory provision charged to profit or loss	-	-	-	-	1,283	321
Impairment charged to profit or loss	-	-	-	-	2,944,979	736,245
Tax loss carried forward	-	-	1,687,686	421,922	6,102,339	1,529,706
Allowance	-	-		(421,922)		(21,245,906)
Reverse	(2,847,182)	-	(75,924,049)	-	-	-
Effect of translation	(326,787)	-	-	-	-	502,765
End of the year	1,212,655	-	4,386,002	-	78,622,365	-